Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

11. Income Taxes

The components of income before income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland	$7,561	$6,549	$535
Foreign	1,754	(2,815)	159

Income before income taxes	$9,315	$3,734	$694

The components of the provision (benefit) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Current tax provision:
Ireland taxes	$1,746	$481	$10
Foreign taxes	(1,829)	(114)	2,138

Total current tax provision (benefit)	(83)	367	2,148

Deferred tax provision (benefit):
Ireland taxes	$79	$1,054	$202
Foreign taxes	3,911	(556)	(920)

Total deferred tax provision (benefit)	3,990	498	(718)

Total provision for income taxes	$3,907	$865	$1,430

A reconciliation of the Ireland statutory corporate income tax rate of 12.5% to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010
Ireland statutory corporate income tax rate	12.5%	12.5%	12.5%
Income (loss) of Irish non-trading entities	(9.9)	(11.5)	(30.8)
Foreign rate differential	5.1	(20.9)	36.3
Uncertain tax positions	14.8	16.2	133.4
Change in deferred tax asset valuation allowance	17.2	9.8	53.0
Permanent differences	3.5	17.1	35.7
Tax credits	(3.9)	—	(43.4)
Intangible assets basis adjustment	—	—	7.7
Tax law changes	—	—	1.5
Deferred charge on intercompany transaction	3.5	—	—
Other differences	(0.9)	—	—

Effective income tax rate	41.9%	23.2%	205.9%

The Company’s effective income tax rate for the years ended December 31, 2012 and 2011 was 41.9% and 23.2%, respectively, on pre-tax income of $9,315 and $3,734, respectively. The Company’s effective tax rate for the year ended December 31, 2012 was higher than the statutory Irish rate of 12.5% primarily due to the recording of interest and penalties associated with its uncertain tax positions and an increase in the valuation allowance for deferred tax assets related to certain Irish net operating loss carryforwards. The increase associated with these items was partially offset by the release of reserves for uncertain tax positions due to the expiration of a statute of limitations in the United Kingdom, and to research and development credits earned in Ireland. The Company’s effective tax rate for the year ended December 31, 2011 was higher than the statutory Irish rate of 12.5% due primarily to recording of reserves for uncertain tax positions along with related interest and penalties as well as an increase to the valuation allowance for deferred tax assets related to certain net operating loss carryforwards. Those increases to the effective tax rate were partially offset by losses being generated in jurisdictions that have a higher tax rate than the statutory Irish rate for which no valuation was required, as well as the release of certain reserves for uncertain tax positions in non-Irish jurisdictions, due to the expiration of a statute of limitations.

The components of net deferred tax assets and the related valuation allowance were as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$6,394	$8,476
Deferred revenue	6,552	7,580
Accrued expenses	1,233	1,559
Reserves and allowances	3,101	1,909
Share-based compensation	925	866
Other	—	261

Total deferred tax assets	18,205	20,651

Deferred tax liabilities:
Acquired intangible assets	(2,426)	(3,298)
Depreciation and amortization	(6,745)	(3,737)
Other	(294)	—

Total deferred tax liabilities	(9,465)	(7,035)

Valuation allowance	(2,581)	(975)

Net deferred tax assets	$6,159	$12,641

Deferred tax assets relating to tax benefits of employee stock option grants have been reduced to reflect exercises in 2012. Some exercises resulted in tax deductions in excess of previously recorded benefits based on the option value at the time of grant (“windfalls”). Although these additional tax benefits or windfalls are reflected in net operating tax loss carryforwards, pursuant to Accounting Standards Codification 718, Compensation-Stock Compensation (“ASC 718”), the additional tax benefit associated with the windfall is not recognized until the deduction reduces taxes payable. Accordingly, since the tax benefit does not reduce our current taxes payable in 2012 due to net operating loss carryforwards, these windfall tax benefits are not reflected in our net operating losses in deferred tax assets for 2012. Windfalls included in net operating loss carryforwards but not reflected in deferred tax assets for 2012 are $826.

As of December 31, 2012 and 2011, the Company had net operating loss carryforwards in the United States of approximately $9,079 and $22,489, respectively, available to reduce future federal taxable income and had approximately $3,971 and $10,657, respectively, available to reduce future state taxable income. The federal net operating loss carryforwards will expire from 2026 through 2031, and the state net operating loss carryforwards will expire from 2017 through 2031. Under certain circumstances, the utilization of these net operating loss carryforwards on an annual basis may be limited under U.S. tax law.

As of December 31, 2012 and 2011, the Company had net operating loss carryforwards in Ireland of approximately $10,323 and $3,899, respectively, available to reduce future taxable income. These net operating loss carryforwards may be carried forward indefinitely, but utilization is limited to the same entity and trades that generated the losses.

As of December 31, 2012 and 2011, the Company had net operating loss carryforwards in the United Kingdom of approximately $2,310 and $3,105, respectively, available to reduce future taxable income. These net operating loss carryforwards may be carried forward indefinitely.

As of December 31, 2012 and 2011, the Company’s net deferred tax asset balances of $6,159 and $12,641, respectively, are primarily related to the Company’s U.S. operations. The Company has concluded, based on the weight of available evidence, that those net deferred tax assets are more likely than not to be realized in the future.

As of December 31, 2012 and 2011, the Company had recorded a valuation allowance of $2,581 and $975, respectively, against its net deferred tax assets in Ireland because the Company believes that it is more likely than not that the tax assets, which consist principally of net operating loss carryforwards, will not be realized. The utilization of these losses is limited to certain types of income being generated by the Company. The increase in the valuation allowance of $1,606 and $368 in 2012 and 2011, respectively, related to the operations in Ireland.

In the normal course of business, the Company and its subsidiaries are subject to examination by various taxing authorities in the United States, Ireland and the United Kingdom. As of December 31, 2012, the Company remains subject to examination in the United States for tax years 2004 through 2012, in Ireland for tax years 2007 through 2012, and in the United Kingdom for tax years 2008 through 2012.

As of December 31, 2012 and 2011, the Company had recorded liabilities for unrecognized tax benefits of $7,276 and $12,348, respectively. During the years ended December 31, 2012 and 2011, the Company recorded as part of its provision for income taxes $1,470 and $1,446, respectively, of interest and penalties related to its unrecognized tax benefits. Accrued income taxes (non-current) recorded in the Company’s consolidated balance sheets as of December 31, 2012 and 2011, of $14,559 and $17,825, respectively, consisted of the liabilities recorded for unrecognized tax benefits of $7,276 and $12,348, respectively, as well as accrued interest and penalties totaling $7,283 and $5,477, respectively.

A reconciliation of the beginning and ending amount of our unrecognized tax benefits, including those that were recorded against related deferred tax assets rather than as liabilities, but excluding amounts for accrued interest and penalties, is as follows:

(in thousands)
Unrecognized tax benefits at January 1, 2011	$18,132
Additions based on tax positions of current year	245
Reductions based on tax positions of prior years	(1,384)
Reductions based on lapse of statute of limitations	(967)

Unrecognized tax benefits at December 31, 2011	16,026
Additions based on tax positions of current year	99
Reductions based on tax positions of prior years	(3,261)
Reductions based on lapse of statute of limitations	(89)

Unrecognized tax benefits at December 31, 2012	$12,775

As of December 31, 2012 and 2011, there were $10,519 and $13,861, respectively, of unrecognized tax benefits that, if recognized, would affect the Company’s provision for income taxes. These amounts include unrecognized tax benefits recorded against related deferred tax assets as well as those recorded as liabilities in the consolidated balance sheets. It is reasonably possible that within the next 12 months our unrecognized tax benefits, exclusive of interest, may decrease by up to $11,290, the majority of which will affect earnings. This is primarily due to statute of limitations expiring for the recognition of these tax benefits of our non-Irish subsidiaries in 2013. As of December 31, 2012, the Company’s foreign subsidiaries in the United States and the United Kingdom had no undistributed earnings.